Operative Revenue (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues From Contract With Customer [Line Items]
Contract asset balances	$ 42	$ 46
Contract liability balances	106	132
Revenue recognized from contract liability balances	94
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Contract asset balances	58	66
Contract liability balances	28	16
Revenue recognized from contract liability balances	3
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Contract liability balances	22	$ 50
Revenue recognized from contract liability balances	$ 25